Notes payable (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Notes Payable/Consolidated Minimum Loans Payments

The consolidated minimum loan payments (principal) for all loan agreements in the future are as follows:

Minimum Principal
At December 31, 2017
Not later than one year	$1,250,000
Between one to three years	$60,450,000
Between four to five years	$-
Thereafter	$-
$61,700,000

Summary of Detailed Information about Financial Covenants Ratios

As at December 31, 2017 the Company is required to maintain the following financial covenants in respect of the Facility:

Financial Covenant	Required Ratio
Total funded debt ratio	2.50:1.00
Fixed charge coverage ratio	1.15:1.00

Notes Payable [member]
Summary of Notes Payable/Consolidated Minimum Loans Payments

December 31, 2017	Crown Note	Scotia Facility	Total
Current portion	$-	1,101,468	$1,101,468
Non-current portion	-	60,228,851	60,228,851
Total loans and borrowings	$-	61,330,319	$61,330,319

December 31, 2016	Crown Note	Scotia Facility	Total
Current portion	$-	5,791,787	$5,791,787
Non-current portion	15,208,256	22,930,518	38,138,774
Total loans and borrowings	$15,208,256	28,722,305	$43,930,561

Crown Note [member]
Summary of Reconciliation of Movements in Borrowings to Cash Flows Arising from Financing Activities

The reconciliation of movements in borrowings to cash flows arising from financing activities are as follows:

	2017	2016
Drawings at January 1	$16,758,000	$16,256,250
Additions to note	-	-
Repayments of note	(17,043,750)	-
Effects of changes in foreign exchange rates	285,750	501,750
Drawings at December 31	$-	$16,758,000

Scotia Facility [member]
Summary of Reconciliation of Movements in Borrowings to Cash Flows Arising from Financing Activities

The reconciliation of movements in borrowings to cash flows arising from financing activities are as follows:

	2017	2016
Drawings at January 1	$29,000,000	$17,000,000
Additions to long term debt	68,200,000	26,000,000
Repayments of long-term debt	(35,500,000)	(14,000,000)
Drawings at December 31	$61,700,000	$29,000,000